Share-based compensation (Q3) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	May 06, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 19, 2019	Apr. 29, 2019
Stock Awards [Abstract]
Share-based compensation expense		$ 1,543	$ 2,496	$ 7,047	$ 6,708
Awards granted (in shares)						2,503,371
Stock options
Stock Awards [Abstract]
Awards granted (in shares)			160,000	300,000	5,993,000		38,462
2019 Plan
Stock Awards [Abstract]
Awards available for issuance (in shares)						6,000,000			6,000,000
2019 Plan | Stock options
Stock Awards [Abstract]
Share-based compensation expense						$ 10,300	$ 400
Awards granted (in shares)	2,503,371
Amended 2019 Plan
Stock Awards [Abstract]
Awards available for issuance (in shares)								9,000,000